Related Parties (Details) $ / shares in Units, $ in Thousands								12 Months Ended
	Nov. 19, 2023	Jan. 02, 2023 USD ($)	Jan. 01, 2023	Oct. 18, 2022	Sep. 21, 2022	Jun. 30, 2022	Mar. 24, 2022	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Jul. 29, 2021 USD ($)	Feb. 25, 2021 shares	Nov. 27, 2017 shares
Related Parties [Line Items]
Service revenue								$ 976
Cost of sales								976
Prepaid expenses and other receivables								976
General and administrative expenses								$ 13,316	$ 15,450	$ 33,136
Grant received	520,000			254,808	1,325,946	1,334,322	509,617
Fair value of grants (in Dollars per share) | $ / shares								$ 0.12	$ 0.37
Ordinary shares issued (in Shares) | shares								47,635,875	47,635,875			956,333	10,029,193
Fair value of shares										136
Payment for shares issued										175
Aggregate transaction value		$ 60,000									$ 1,001
Advisory fee		$ 90
Percentage of aggregate transaction		4.50%
Transaction fee		$ 1,400
Percentage of gross proceeds received.		5.50%
Directors [Member]
Related Parties [Line Items]
Purchase of option								3,500
A-Labs [Member]
Related Parties [Line Items]
Purchase of option											1,527,084
General and administrative expenses										4,140
Grant received								4,550,000
Fair value of grants (in Dollars per share) | $ / shares								$ 6,000
Ordinary shares issued (in Shares) | shares								1,120,000
Payment for shares issued										39
Weild Capital, LLC. [Member]
Related Parties [Line Items]
Aggregate transaction value		$ 60,000
Percentage of aggregate transaction		3.50%
Percentage of gross proceeds received.		3.00%
Token Options [Member] | A-Labs [Member]
Related Parties [Line Items]
General and administrative expenses										$ 4,140
Nabatech [Member]
Related Parties [Line Items]
Percentage of ownership			33.00%